Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

This basis of accounting differs in certain material respects from that used for the preparation of the books of Jinzheng and other subsidiaries incorporated in the PRC, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC (“PRC GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of Jinzheng and other subsidiaries incorporated in the PRC to present them in conformity with U.S. GAAP.

The accompanying consolidated financial statements consolidate the financial statements of Newater Technology, its 100% owned subsidiaries Newater HK and Newater America, Newater HK’s 100% owned subsidiaries Jinzheng and Jinda, and Jinzheng’s 100% owned subsidiaries Jinzheng – Xi’an and Jinyu, 70% owned subsidiary Yantai Nuclear-Power and 51% owned subsidiary Shanghai Lancao. All significant intercompany balances and transactions have been eliminated. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of income and comprehensive income from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of Newater Technology, Newater America and Newater HK is United States dollar. The functional currency of Jinzheng, Jinzheng – Xi’an, Jinda, Jinyu, Yantai Nuclear-Power and Shanghai Lancao is Renminbi (“RMB”). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income and comprehensive income.

Reclassification

Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings and financial position.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as operating environment changes. Significant estimates and assumptions by management include, among others, estimated useful lives and impairment of long-lived assets, allowance for credit losses, contingencies and litigation, revenue from project sales recognized over time and provision for income taxes including uncertain tax position. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and all other highly liquid instruments with original maturities of three months or less.

Current Expected Credit Losses

On January 1, 2020, the Company adopted FASB Accounting Standards Update (ASU) 2016-13 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments,” (ASC Topic 326) and its amendments using the modified retrospective approach. As of January 1, 2020, the Company’s accounts receivable, notes receivable and advances to suppliers and other current assets, notes receivable are within the scope of ASC Topic 326. This ASU replaces the incurred loss impairment model with an expected credit loss impairment model for financial instruments. The amendments require entities to consider forward-looking information to estimate expected credit losses, resulting in earlier recognition of losses for receivables that are current or not yet due, which were not considered under the previous accounting guidance. The adoption of this standard did not have a material impact to the Company’s consolidated financial statements, nor did it result in a cumulative effect adjustment as of January 1, 2020.

The Company has identified the relevant risk characteristics of its customers and the related receivables, advances to suppliers and other current assets which include type of the products the Company provides or purchased, nature of the customers/suppliers or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered.

Retentions Receivable and Warranty Liability

Retentions receivable represent the amount withheld by customers until the end of warranty period, usually one to two years from customer acceptance at installation. Accrued warranty expenses are included in accrued expenses and other payables on the accompanying consolidated balance sheets. The movements of accrued warranty expenses for the years ended December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Beginning balance	$330,626	$327,265
Aggregate increase for new warranties issued during current year	304,173	7,608
Effects of foreign exchange rate	22,241	(4,247)
Ending balance	$657,040	$330,626

Retentions receivable which were expected to be collected within one year of $2,066,111 and $858,902 were included in the balance of accounts receivable, net as of December 31, 2020 and 2019, respectively. Retentions receivable from related parties which were expected to be collected within one year of $70,494 and $273,184 were included in the balance of accounts receivable from related parties, net as of December 31, 2020 and 2019, respectively. Retentions receivable which were expected to be collected after one year of $4,651 and $734,140 were presented as retentions receivable, non-current as of December 31, 2020 and 2019, respectively.

Inventories

Inventories, consisting of raw materials, work in process and finished goods are stated at the lower of cost or net realizable value utilizing the weighted average method. Cost includes all costs of purchase, cost of conversion and other costs incurred to bring the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to sell.

The valuation of inventory requires the Company to estimate excess and slow moving inventories. The Company evaluates the recoverability of the inventory based on expected demand and market conditions.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized. Gains and losses on disposal of property, plant and equipment are recognized in the statements of income and comprehensive income based on the net disposal proceeds less the carrying amount of the assets.

Depreciation of property, plant and equipment is calculated based on cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	10 years
Computer software	10 years
Kitchen and cookware	5 years
Electronic equipment	5 years
Office equipment	5 years
Motor vehicles	5-10 years
Buildings	5-20 years
Membrane cushion	3 years
Wastewater treatment system, except for membrane cushion	10 years
Leasehold improvements	The lesser of remaining lease term or 5 years

Land Use Rights

According to the law of China, the government owns all the land in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being amortized using the straight-line method over the estimated useful life of 50 years.

Impairment of Long-Lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. There were no impairment charges on long-lived assets for the years ended December 31, 2020, 2019 and 2018.

Long-term Investments

As of December 31, 2020, the Company’s long-term investments consist of an equity method investment and an equity investment without readily determinable fair value which was accounted for using measurement alternative.

Equity Method Investment

In accordance with ASC 323, Investments-Equity Method and Joint Ventures, the Company applies the equity method of accounting to equity investments, over which it has significant influence but does not own a majority equity interests or otherwise control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Under the equity method, the Company initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. If an equity investment no longer qualifies to be accounted for under the equity method due to a decrease in the level of the Company’s ownership, the Company discontinues applying the equity method and uses the previous carrying amount of the investment as the initial basis and stops recording its share of the earnings or losses of its investee on the date of change.

The Company continually reviews its investment under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. The Company makes a qualitative assessment of whether the investments is impaired at each reporting date.

Equity Investment Using Measurement Alternative

The Company uses the measurement alternative for the investment over which the Company does not have significant influence, and without readily determinable fair value and do not qualify for the net asset value practical expedient in accordance with ASU 2016-01, “Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities”. The Company records the investment at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The Company periodically reviews its equity investment for impairment. At each reporting date, an entity that uses the measurement alternative to measure an equity investment without a readily determinable fair value is required to make a qualitative assessment of whether the investment is impaired. The Company regularly evaluates the impairment of its investment based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized equal to the excess of the investment cost over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.

Long-term prepaid expenses

Long-term prepaid expenses represent the prepayment for property and equipment and land use rights.

Fair Value of Financial Instruments

In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”. This ASU modifies the disclosures related to recurring and nonrecurring fair value measurements. Disclosures related to the transfer of assets between Level 1 and Level 2 hierarchies have been eliminated and various additional disclosures related to Level 3 fair value measurements have been added, modified or removed. The Company adopted this ASU on January 1, 2020 and the adoption did not have a material impact on its consolidated financial statements.

For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, net, notes receivable, inventories, advances to suppliers and other current assets, net, accounts payable, loans due within one year, advances from customers, income tax payables, current portion of operating lease liabilities, current portion of deferred income, and accrued expenses and other payables, the carrying amounts approximate their fair values due to the short maturities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Lease Commitments

On January 1, 2019, the Company adopted ASU 2016-02, Leases (together with all amendments subsequently issued thereto, “ASC Topic 842”), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The lease term includes option renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives. Payments made under operating leases are charged to the consolidated statements of income and comprehensive income on a straight-line basis over the lease period.

The primary impact of applying ASC Topic 842 is the initial recognition of $156,301 lease liabilities and $146,134 right-of-use assets on the Company’s consolidated balance sheet as of January 1, 2019, for leases classified as operating leases under ASC Topic 840, as well as enhanced disclosure of the Company’s leasing arrangements. There is no cumulative effect to retained earnings or other components of equity recognized as of January 1, 2019 and the adoption of this standard did not impact the consolidated statement of income and comprehensive income or consolidated statement of cash flows of the Company. The Company does not have finance lease arrangements as of December 31, 2020 and 2019.

Earnings per Share

Basic earnings per common share is computed by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing net income attributable to common stockholders by the sum of the weighted average number of common stock outstanding and dilutive potential common stock during the year. Potentially dilutive common shares consist of common stock warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Revenue Recognition

The Company derives its revenues from: (1) sale of products such as membrane filtration  equipment and related hardware, and integrated wastewater treatment systems (“product revenues”); (2) sale of engineered wastewater treatment system projects (“project revenues”); and (3) providing wastewater treatment services for landfill leachate, industrial park common effluent treatment plants, etc. (“service revenues”).

Products Revenue

Products Revenue is derived from contracts with customers, which primarily include the sale of membrane filtration systems and parts. The Company’s sales arrangements do not contain variable consideration. The Company recognizes revenue at a point in time based on management’s evaluation of when performance obligations under the terms of a contract with the customer are satisfied and control of the products has been transferred to the customer. For vast majority of the Company’s product sales, the performance obligations and control of the products transfer to the customer when products are delivered and customer acceptance is made.

Project Revenue

The general contract terms of wastewater treatment system projects include project management, timeframe of the project, payment terms, rights and obligations of parties, acceptance criteria, and liability for breach of contract. The Company considers these promised goods and services as one performance obligation since its customer cannot benefit from a separate promised goods or service until combining them as a bundle of goods and series that is distinct.

For most contracts, revenue is recognized when performance obligation under the terms of a contract with the customer are satisfied and control of the products has been transferred to the customer, which normally occurs when (i) customer-issued formal acceptance was obtained or (ii) the Company has demonstrated the equipment meets the agreed-upon criteria per the contract when formal acceptance is not available.

For one long-term contract with a related party, which accounted for 53.3% of the total project revenue in the year ended December 31, 2020, revenue is recognized over time as the Company creates an asset based on criteria that are unique to the customer and the Company has a right to payment for performance completed to date. The Company measures progress toward satisfying a performance obligation using a cost to cost method which is based on the costs incurred to total expected costs in satisfying its performance obligation. The cost of uninstalled materials is excluded from measuring progress toward satisfying a performance obligation as Company only provided a procurement service.

Contract asset represents revenues recognized in excess of amounts billed on contract in progress. The contract asset related to this long-term contract is included in “advance to suppliers and other current assets – related parties” in the accompanying balance sheets and will be liquidated in the normal course of the contract completion. The contract asset for the years ended December 31, 2020 and 2019 was $1,270,063 and $0, respectively.

The Company usually provides free after-sales service under project revenue, which includes warranty, technical support and training, for a period ranging from one to two years based on each contract. The warranty doesn’t constitute a separate performance obligation since it is a standard warranty to assure the project will function as expected. The actual after-sales expense was $315,852, $467,056 and $275,520 for the years ended December 31, 2020, 2019 and 2018, respectively.

Service Revenue

Service revenue is derived from the contracts with customers where the Company acts as a solution provider and treats wastewater for customers. The general contract terms of wastewater treatment service include operation management, timeframe of the service, pricing and payment terms, rights and obligations of parties, performance test criteria, and liability for breach of contract. The terms of pricing and payment stipulated in the contract are fixed.

The terms of pricing and payment stipulated in the contract are fixed. The Company recognizes service revenue as the performance obligations are satisfied over time, specifically, based on the volume of wastewater treated. Revenue consists of the invoiced value for the sales net of value-added tax (“VAT”), business tax, applicable local government levies, rebates, discounts and returns. The Company chooses its customers with scrutiny and keeps record of collection of receivables. Receivables from customers with solid credit records and history are considered probable to be collected.

The Company may subcontract the service stipulated in the contracts with customers to subcontractors including related party subcontractors. If the Company is not primarily responsible for fulfilling the promise to provide the service and does not control the service before it is transferred to the customer, it considers itself an agent in the transaction and recognizes service revenue net of subcontract costs.

There were no sales returns and allowances for the years ended December 31, 2020, 2019 and 2018. The Company does not provide unconditional right of return, pricing protection or any other concessions to its customers.

Revenue Disaggregation

In accordance with ASC 606, the Company disaggregates revenue from contracts with customers by revenue stream. The Company determined that disaggregating revenue into these categories meets the disclosure objective in ASC 606 which is to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by regional economic factors.

The following table summarizes the net revenues generated from different revenue streams:

	For the Years Ended December 31,
	2020	2019	2018
Products	$3,455,606	$2,152,846	$1,387,955
Projects	18,734,444	16,906,709	6,223,293
Services	4,160,493	4,657,423	18,362,715
Net revenues	26,350,543	23,716,978	25,973,963
Products – related parties	2,390,876	796,121	304,938
Projects – related parties	22,417,347	13,060,893	20,761,803
Net revenues from related parties	24,808,223	13,857,014	21,066,741
Total net revenues	$51,158,766	$37,573,992	$47,040,704

Contract Liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2020 and 2019, the Company recorded contract liabilities of $2,876,306 and $5,522,913, respectively, which was presented as “Advances from customers” in the accompanying consolidated balance sheets. As of December 31, 2020 and 2019, the Company recorded contract liabilities of $23,898 and $7,254,968, respectively, which was presented as “Advances from customers – related parties” in the accompanying consolidated balance sheets. During the years ended December 31, 2020 and 2019, the Company recognized $4,440,704 and $1,464,271, respectively, of contract liabilities included in the opening balances of advance from customers. During the years ended December 31, 2020 and 2019, the Company recognized $7,680,725 and $525,934, respectively, of contract liabilities included in the opening balances of advance from customers – related parties. The amount was included in net revenues from related parties in the accompanying consolidated statements of income and comprehensive income. During the years ended December 31, 2020 and 2019, the Company recognized $0 and $215,307, respectively, of contract liabilities included in the opening balances of advance from customers. The amount was included in other income in the accompanying consolidated statements of income and comprehensive income.

Cost of Revenue and Deferred Cost of Revenue

The Company’s cost of revenues primarily consists of (i) materials and equipment costs, (ii) compensation and related overhead expenses for personnel involved in the customization of its products, delivery, installation and maintenance and services (“compensation and overhead costs”), (iii) contractor costs, and (iii) depreciation of equipment used in operations.

For products revenue and projects revenue, all costs associated with the sales are expensed when revenues are recognized. For service revenue, when revenue is recognized over time in accordance with the Company’s revenue recognition policies, total costs are deferred and amortized over the same period that associated service revenue is recognized. The costs incurred but not expensed yet are recognized as “deferred cost of revenue” in the accompanying consolidated balance sheets.

Government Grants

Government grants include cash subsidies received from the PRC government. Such subsidies are issued by the local government to encourage innovation, technology development, research and development. The government grant is recognized in the consolidated statements of income and comprehensive income when cash is received and the relevant performance criteria specified are met. In the years ended December 31, 2020, 2019 and 2018, the Company received government grants of approximately $1,942,000, $1,033,000 and $628,000, and recognized approximately $1,985,000, $946,000 and $628,000, in the consolidated statements of income and comprehensive income, respectively.

Research and Development

Research and development costs are expensed as incurred. The costs primarily consist of raw materials purchased and consumed in experiments, product testing and other research and development activities and salaries and fees paid for the development and improvement of the Company’s products and systems. Research and development costs for the years ended December 31, 2020, 2019 and 2018 were $2,969,266, $1,826,346 and $2,654,513, respectively.

Selling Expenses

Selling expenses consist primarily of advertising, salaries, travelling and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Advertising costs in the amounts of $5,875, $57,245 and $6,376 for the years ended December 31, 2020, 2019 and 2018, respectively, are included in selling expenses.

The Company elected to account for shipping and handling activities as a fulfillment cost. Shipping and handling costs amounting to $33,125, $87,082 and $35,326 for the years ended December 31, 2020, 2019 and 2018, respectively, are included in selling expenses.

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income/Loss

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustments. As of December 31, 2020 and 2019, the only component of accumulated other comprehensive income/loss was foreign currency translation adjustments.

Concentration of Credit Risk

Financial instruments the Company holds that are subject to concentrations of credit risk are cash and cash equivalents, notes receivable and accounts receivable arising from its normal business activities. The Company places its cash and cash equivalents in what it believes to be credit-worthy financial institutions. The Company routinely assesses the credit status of its customers and, based upon factors surrounding the credit risks, establishes an allowance, if required, for uncollectible accounts. The company believes its notes receivable and accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered as a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Segment Reporting

The Company uses the “management approach” in determining reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The chief operating decision maker now reviews analysis reports on a customer-by-customer basis. This analysis is only presented at the revenue level with no allocation of direct or indirect costs.

The Company operates in a single operating segment that includes the selling of water purifying membranes and water purification equipment (products), developing, installing and selling of water purification projects (projects) and providing water treatment service such as landfill leachate treatment and purification service (services).

All of the Company’s long-lived assets are located in the PRC.

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815”, which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The standard is effective for public business entities for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.